Monument Advisor® NY
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company of New York
through its
Jefferson National Life of New York Annuity Account 1
Summary Prospectus for New Investors
May 1, 2025
The contracts described in this prospectus are only available in the state of New York.
This summary prospectus summarizes key features of the contract.
Before you invest, you should also review the statutory prospectus for the contract, which contains more information about the contract’s features, benefits, and risks. You can find this document and other information about the contract online at https://nationwide.onlineprospectus.net/NW/C000148690NW/index.php?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com.
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See Free Look in the statutory prospectus for additional details.
You should review the statutory prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This Contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s) : The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the
Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

Annuity Date : The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For
joint Annuitants all provisions are based on the age of the primary Annuitant.

Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary : The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."

Code: The Internal Revenue Code of 1986, as amended.
Company : Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.
Contract : The Monument Advisor® NY individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a
Replacement Contract.

Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the
Securities and Exchange Commission or other adviser selected by you to provide you asset allocation and investment advisory services.

Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See Low Cost Fund Platform Fee for further details, including a list of the Sub-accounts for which the
Company currently imposes the fee.

Maximum Maturity Date: The date on which the Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

Separate Account: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.
Sub-account : A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Website: https://www.nationwideadvisory.com. You may obtain information about your Contract and request certain transactions through the Website.

Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Additional Information About Fees later in this summary prospectus and Expenses in the statutory prospectus)
Charges for Early Withdrawals	None
Transaction Charges	We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee in the statutory prospectus).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Investment Portfolios (underlying mutual fund fees and expenses)	0.16%[2]	5.19%[2]
1 As a percentage of Variable Account value.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund Platform Fee in
the statutory prospectus).

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $351.92	Highest Annual Cost Estimate: $4,282.92
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks in the statutory prospectus).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks in the statutory prospectus).

The benefits of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks in the statutory prospectus).

Risks Associated with Investment Options
● Investment in this contract is subject to the risk of poor investment performance of the
Investment Options chosen by the Contract Owner.
● Each Investment Option has its own unique risks.
● Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks in the statutory prospectus.

RISKS
Insurance Company Risks
Investment in the contract is subject to the risks associated with Jefferson National, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-
free phone number indicated in Contacting Us (see Principal Risks in the statutory prospectus).

RESTRICTIONS
Investments
● We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios in the statutory prospectus).
● Certain Investment Portfolios have early cut-off times (see Appendix: More Information
About the Investment Portfolios).
● Transfers between Investment Portfolios are subject to policies designed to deter short-
term and excessively frequent transfers. Jefferson National may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits in the statutory prospectus).

TAXES
Tax Implications
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
● If the Contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
● Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.
See Taxes in the statutory prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the contract. Compensation can take the form of either investment advisory fees paid pursuant to an investment advisory agreement. Alternately, compensation can take the form of commission indirect compensation from revenue that We earn and may share with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Monument Advisor® NY Variable Annuity Contract in the
statutory prospectus).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Monument Advisor® NY Variable Annuity
Contract in the statutory prospectus).

Overview of the Contract
Purpose of the Contract
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. We have designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership. The Contract can help supplement retirement income through the annuitization feature, which provides a stream of periodic income payments. During the years leading up to those income payments, you manage your assets in the Contract according your specific goals and risk preferences by directing the allocation and reallocation among a variety of Investment Options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the Contract. Finally, in the event that you die before beginning income payments, the Contract offers a death benefit.
Before purchasing the Contract you should consult with a financial professional to determine whether this contract is appropriate for you, taking into consideration your particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this Contract is intended to provide benefits to a single individual and his/her beneficiaries. The Contract is not intended to be used by institutional investors, or in connection with other Jefferson National contracts that have the same Annuitant and/or Owner. It is not intended to be sold to a terminally ill Contract Owner.
If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Expenses, Advisor Fee Withdrawals, and Taxes in the statutory prospectus).
Phases of the Contract
The contract exists in two separate phases: the Accumulation Period (savings) and the Annuity Period (income). During the Accumulation Period, the Contract offers a variety of Investment Options to which the Owner can allocate and reallocate his/her Contract Value. The Investment Options available under the Contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix: More Information About the Investment Portfolios.
During the Annuity Period, We make periodic income payments to you. Prior to the Annuity Date, you elect the duration of the Annuity Payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the joint Annuitant’s) life. Annuity Payments will be fixed, meaning that the amount of each Annuity Payment will be the same. After the Annuity Date, the only value associated with the Contract is the stream of Annuity Payments; unless otherwise specified in the Annuity Option, you cannot withdraw value from the Contract over and above the Annuity Payments. Additionally, after the Annuity Date, there is no death benefit, which means that upon your death, all Annuity Payments stop and the Contract terminates, unless the particular Annuity Option provides otherwise.
Contract Features
Investment Options. Owners can allocate Contract Value to Sub-accounts that invest in underlying mutual funds. Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Owners can apply additional Purchase Payments to the Contract until the Annuity Date, subject to certain restrictions.
Withdrawals from the Contract. Owners can withdraw some or all of their Contract Value at any time prior to the Annuity Date, subject to certain restrictions. During the Annuity Period, withdrawals other than Annuity Payments are not permitted.
Death Benefit. During the Accumulation Period, the Contract contains a standard death benefit (return of Contract Value) at no additional charge.
Annuity Payments. On the Annuity Date, We will make Annuity Payments based on the Annuity Option chosen.
Tax Deferral. Generally, Owners will not be taxed on any earnings on the assets in the Contract until such earnings are distributed from the Contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this Contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the Contract does not provide additional tax deferral benefits (see Taxes in the statutory prospectus).

Cancellation of the Contract. Under state insurance laws, Owners have the right, during a limited period of time, to examine their Contract and decide if they want to keep it or cancel it (see Free Look and Contacting Us in the statutory prospectus).
Contract Owner Services. The Contract offers several services at no additional charge to assist Owners in managing their Contract, including:
•
Rebalancing Program
•
Dollar Cost Averaging Program
•
Systematic Withdrawal Program
Benefits Under the Contract
The following tables summarize information about the benefits under the Contract. The Standard Benefits table indicates the benefits that are available under the Contract and for which there is no additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit in the statutory prospectus)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program in the statutory prospectus)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program in the statutory prospectus)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program in the statutory prospectus)	Automatic withdrawals of Contract Value on a periodic basis	None
Buying the Contract
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See Low Cost Fund Platform Fee in the statutory prospectus for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Making Withdrawals: Accessing the Money in Your Contract
Access To Your Money
You can have access to the money in your Contract:
(1)
by making a withdrawal (either a partial or a complete withdrawal);
(2)
by electing to receive Annuity Payments; or
(3)
when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day We receive the withdrawal request, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision described in in the statutory prospectus is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Additional Information About Fees
The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the contract specifications page for information about the specific fees the Owner will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; of those charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from the Contract, or transfers Contract Value between Investment Portfolios. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]

The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]

1
All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).
2
Currently, We do not assess a Transfer Fee.
3
The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: More Information About the Investment Portfolios.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.16%	5.19%
Example
The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses.

	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (5.19%)	$5,702	$16,985	$28,110	$55,248	*	$16,985	$28,110	$55,248	$5,702	$16,985	$28,110	$55,248
Minimum Annual Underlying Mutual Fund Expenses (0.16%)	$420	$1,319	$2,301	$5,180	*	$1,319	$2,301	$5,180	$420	$1,319	$2,301	$5,180

Appendix: More Information About the Investment Portfolios
The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000148690NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Commodities	Advisors Preferred Trust - Gold Bullion Strategy Portfolio Investment Advisor: Advisors Preferred, LLC Sub-Advisor: Flexible Plan Investments, Ltd.	1.64%	0.00%	1.64%	24.34%	8.00%	5.62%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.93%	0.00%	0.93%	48.13%	17.84%	15.55%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.84%*	0.00%	0.84%	42.89%	16.79%	13.87%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%*	0.00%	0.94%	21.07%	10.34%	9.78%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.06%	0.00%	1.06%	9.72%	8.57%	7.36%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%	0.00%	0.61%	13.02%	9.81%	9.66%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.16%*	0.00%	1.16%	5.96%	8.77%	9.45%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Morningstar Investment Management LLC	0.89%	0.00%	0.89%	14.58%	8.63%	8.05%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Morningstar Investment Management LLC	0.86%	0.00%	0.86%	10.17%	5.53%	5.54%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Morningstar Investment Management LLC	0.84%*	0.00%	0.84%	5.29%	1.75%	2.50%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Morningstar Investment Management LLC	0.87%	0.00%	0.87%	12.67%	7.32%	7.00%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Morningstar Investment Management LLC	0.85%*	0.00%	0.85%	7.97%	3.81%	4.13%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.82%*	0.00%	0.82%	0.35%	-0.30%	0.78%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.82%*	0.00%	0.82%	9.39%	5.29%	5.06%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	16.11%	8.04%	8.05%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	0.00%	0.78%	9.93%	5.75%	5.17%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.98%	0.00%	0.98%	-3.32%	-2.65%	-0.33%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	13.70%	7.04%	8.17%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	13.39%	9.49%	10.46%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	0.00%	1.16%	2.12%	2.74%	5.54%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	31.30%	18.53%	16.29%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	23.92%	12.73%	11.93%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	3.11%	2.28%	3.73%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Sub-Advisor: Milliman Financial Risk Management, LLC	0.90%*	0.00%	0.90%	14.63%	5.30%	5.88%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Sub-Advisor: Milliman Financial Risk Management, LLC	0.89%*	0.00%	0.89%	13.99%	5.61%	5.28%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	6.33%	4.29%	5.96%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	0.98%	0.07%	1.42%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.76%*	0.00%	0.76%	0.44%	-0.13%	0.84%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	18.85%	11.92%	9.99%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited	0.78%*	0.00%	0.78%	7.85%	4.18%	4.75%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.77%*	0.00%	0.77%	1.14%	-0.50%	1.11%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.94%*	0.00%	0.94%	25.11%	13.81%	12.07%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	16.13%	9.50%	8.80%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	9.71%	7.98%	8.79%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	8.93%	5.72%	5.32%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.04%*	0.00%	1.04%	31.39%	15.88%	15.01%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	0.00%	0.60%	7.96%	7.70%	8.33%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Mellon Investments Corporation	0.27%	0.25%	0.52%	24.66%	14.21%	12.81%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	0.67%	0.00%	0.67%	24.89%	13.46%	11.52%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.89%	0.00%	0.89%	18.91%	9.03%	8.06%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F Investment Advisor: Calvert Research and Management Sub-Advisor: Ameritas Investment Partners, Inc.	0.73%*	0.00%	0.73%	24.89%	19.32%	17.64%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.94%*	0.00%	0.94%	4.51%	1.82%	3.10%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	0.00%	1.20%	26.58%	20.37%	20.25%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.70%	0.00%	0.70%	12.86%	9.57%	9.26%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	13.97%	9.47%	7.21%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: UBS Asset Management (Americas) LLC	1.05%*	0.00%	1.05%	4.83%	6.85%	1.12%
Equity	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited	1.04%	0.00%	1.04%	11.02%	6.83%	7.30%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.31%*	0.25%	0.56%	15.10%	10.74%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	0.25%	0.46%	5.38%	0.81%	1.53%
Allocation	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class) Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.25%	0.53%	11.99%	7.77%	6.95%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Small Portfolio) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	0.25%	0.64%	3.82%	4.11%	5.91%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA International Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.28%	0.25%	0.53%	6.62%	7.08%	5.62%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio) Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	0.25%	0.37%	5.48%	1.91%	1.57%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.25%	0.46%	13.38%	8.43%	8.52%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio (formerly, DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio) Investment Advisor: Dimensional Fund Advisors LP	0.28%	0.25%	0.53%	8.14%	12.55%	9.46%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.83%*	0.00%	0.83%	6.27%	3.19%	4.48%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares Investment Advisor: Federated Equity Management Company of Pennsylvania Sub-Advisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	1.00%*	0.00%	1.00%	15.56%	5.32%	5.30%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	1.13%	0.00%	1.13%	9.71%	4.09%	5.78%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.67%	0.00%	0.67%	15.58%	10.57%	9.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	33.45%	16.74%	13.33%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.57%	0.00%	0.57%	16.57%	10.28%	8.35%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	4.02%	12.13%	4.19%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	15.06%	9.80%	8.94%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	0.00%	0.73%	8.39%	5.55%	4.88%
Allocation	Fidelity Variable Insurance Products Fund - VIP Freedom Income Fund Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.62%	0.00%	0.62%	4.20%	2.26%	3.19%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.74%	0.00%	0.74%	21.91%	13.10%	11.11%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	38.56%	18.46%	17.93%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	30.07%	18.63%	16.34%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.06%*	0.00%	1.06%	8.62%	2.47%	3.90%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.03%	0.00%	1.03%	7.92%	6.61%	8.01%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.63%	0.00%	0.63%	1.50%	0.20%	1.68%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.82%	0.00%	0.82%	17.18%	11.06%	8.94%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.98%	0.00%	0.98%	4.81%	5.50%	6.06%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.89%	0.00%	0.89%	5.78%	2.54%	3.34%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	11.08%	11.80%	9.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	9.16%	11.93%	9.37%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.31%*	0.00%	1.31%	6.10%	3.66%	4.43%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.25%*	0.00%	1.25%	-0.32%	-0.30%	2.30%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.88%*	0.00%	0.88%	10.79%	10.30%	10.44%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.78%	0.00%	0.78%	1.37%	-0.52%	0.53%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.92%*	0.00%	0.92%	3.09%	1.01%	2.51%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.19%*	0.00%	1.19%	6.83%	3.83%	3.84%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.06%*	0.00%	1.06%	3.56%	2.51%	3.57%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.76%	0.00%	0.76%	15.18%	11.59%	9.49%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	3.06%	0.38%	2.25%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.68%	0.00%	0.68%	13.22%	7.64%	7.83%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	12.12%	8.38%	7.36%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.18%*	0.00%	1.18%	2.79%	-0.43%	1.28%
Money Market	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.36%	0.00%	0.36%	4.98%	2.30%	1.56%
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.70%	0.00%	0.70%	1.72%	-0.17%	0.91%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	16.00%	10.07%	8.80%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	0.00%	0.99%	4.17%	3.64%	5.40%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Canada Ltd.	0.89%	0.00%	0.89%	7.73%	2.97%	3.81%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.97%	0.00%	0.97%	34.27%	14.65%	14.40%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.85%*	0.00%	0.85%	12.44%	6.56%	5.27%
Allocation	Ivy Variable Insurance Portfolios - Macquarie VIP Balanced Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	1.03%*	0.00%	1.03%	15.60%	8.30%	7.14%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Corporate Bond Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.78%	0.00%	0.78%	2.45%	0.34%	1.96%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Global Limited	1.11%*	0.00%	1.11%	-5.60%	5.79%	-1.89%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	0.00%	0.97%	6.19%	3.51%	4.13%
Fixed Income	Ivy Variable Insurance Portfolios - Macquarie VIP Limited-Term Bond Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.79%*	0.00%	0.79%	4.33%	1.64%	1.74%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	2.20%	7.96%	9.88%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Natural Resources Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Global Limited	1.25%*	0.00%	1.25%	-0.58%	5.81%	0.98%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Global Limited	1.16%	0.00%	1.16%	30.59%	14.05%	13.54%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust Sub-Advisor: Macquarie Investment Management Global Limited	0.98%*	0.00%	0.98%	6.47%	7.96%	7.52%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	15.43%	8.33%	8.66%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	15.61%	9.88%	12.40%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	1.63%	0.09%	1.35%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.58%	0.00%	0.58%	28.47%	15.40%	15.65%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	23.58%	12.35%	10.55%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	0.00%	0.74%	11.06%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.93%	0.00%	0.93%	13.11%	7.14%	7.60%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.88%	0.00%	0.88%	5.84%	7.21%	5.55%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.67%	0.00%	0.67%	35.31%	16.79%	14.53%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Boston Partners Global Investors, Inc.	0.96%*	0.00%	0.96%	-2.44%	2.75%	3.38%
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	8.60%	2.33%	4.35%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares Investment Advisor: Lazard Asset Management LLC	1.12%*	0.00%	1.12%	11.12%	5.74%	6.73%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Sub-Advisor: ClearBridge Investments, LLC	0.75%	0.00%	0.75%	16.85%	10.85%	10.64%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Sub-Advisor: ClearBridge Investments, LLC	0.74%	0.00%	0.74%	27.89%	14.75%	14.58%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Sub-Advisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	4.23%	5.13%	7.66%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%	0.00%	0.99%	6.72%	1.90%	3.73%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%	0.00%	0.99%	22.14%	12.23%	11.16%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	20.60%	10.37%	9.05%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.97%*	0.00%	0.97%	31.15%	14.46%	14.82%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	6.44%	4.71%	8.92%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	11.35%	7.76%	8.36%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	8.76%	5.84%	7.56%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	18.08%	6.18%	8.75%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.81%	0.00%	0.81%	10.34%	5.12%	4.38%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: AQR Capital Management, LLC	0.78%	0.00%	0.78%	13.66%	8.67%	10.26%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I) Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.80%*	0.00%	0.80%	8.90%	4.24%	4.32%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.62%*	0.00%	0.62%	22.80%	12.91%	13.21%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.63%*	0.00%	0.63%	15.49%	11.25%	9.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	1.14%	-0.54%	1.13%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Atlanta Capital Management Company, LLC	0.77%*	0.00%	0.77%	8.63%	7.74%	8.42%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: DoubleLine Capital LP	0.60%*	0.00%	0.60%	3.63%	-0.06%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: FIAM LLC	1.43%*	0.00%	1.43%	6.00%	-2.88%	1.04%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: FIAM LLC	1.06%	0.00%	1.06%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Federated Investment Management Company	0.32%	0.00%	0.32%	5.04%	2.30%	1.53%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	11.31%	7.19%	6.03%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.30%	0.00%	0.30%	3.25%	4.51%	5.12%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.74%	0.00%	0.74%	10.67%	5.98%	6.40%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.73%	0.00%	0.73%	9.18%	5.06%	5.62%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	1.36%	-0.30%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.23%*	0.00%	0.23%	16.19%	10.97%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.96%*	0.00%	0.96%	36.93%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: J.P. Morgan Investment Management Inc.	0.75%	0.00%	0.75%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	26.06%	22.23%	16.86%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.44%	0.00%	0.44%	1.53%	-0.59%	1.48%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.55%	0.00%	0.55%	5.35%	1.65%	1.81%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.25%	0.00%	0.25%	13.65%	10.06%	9.41%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	0.00%	1.06%	6.52%	8.63%	6.79%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.72%*	0.00%	0.72%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: NS Partners Ltd	1.23%*	0.00%	1.23%	-1.72%	0.88%	3.47%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Putnam Investment Management, LLC	0.85%	0.00%	0.85%	4.44%	5.75%	4.11%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.16%	0.00%	0.16%	24.88%	14.35%	12.93%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.25%	0.00%	0.25%	11.34%	7.22%	7.67%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Victory Capital Management Inc.	0.87%*	0.00%	0.87%	8.54%	7.17%	7.10%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.90%	0.00%	0.90%	24.02%	10.56%	10.52%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.92%	0.00%	0.92%	6.10%	2.11%	1.75%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.85%*	0.00%	0.85%	32.18%	17.69%	15.83%
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.92%*	0.00%	0.92%	17.38%	9.98%	10.38%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	8.51%	7.56%	6.57%
Convertibles	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class Investment Advisor: New York Life Investment Management LLC Sub-Advisor: MacKay Shields LLC	0.83%	0.00%	0.83%	8.37%	8.68%	8.30%
Allocation	Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 Investment Advisor: Donoghue Forlines LLC	1.56%	0.00%	1.56%	23.03%	7.90%	6.83%
Allocation	Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	11.99%	8.25%	8.14%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	6.86%	4.68%	4.84%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	6.00%	3.75%	3.76%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.55%	0.00%	0.55%	10.79%	7.38%	7.25%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	6.09%	3.23%	3.54%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	7.71%	4.11%	3.96%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	7.58%	3.88%	3.99%
Allocation	Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Sub-Advisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	8.84%	6.06%	6.11%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Sub-Advisor: Research Affiliates, LLC	2.27%*	0.00%	2.27%	3.74%	4.42%	4.37%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	2.28%*	0.00%	2.28%	4.16%	7.10%	1.65%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.03%	0.00%	1.03%	5.61%	2.37%	2.57%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.28%	0.00%	1.28%	7.53%	0.92%	3.37%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.08%	0.00%	1.08%	-0.50%	-0.33%	0.82%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	3.56%	1.04%	1.96%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.18%*	0.00%	1.18%	10.81%	6.11%	5.85%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.80%	0.00%	0.80%	6.89%	3.35%	4.50%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	1.06%	0.00%	1.06%	5.41%	2.71%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.01%	0.00%	1.01%	5.46%	1.34%	2.51%
Fixed Income	PIMCO Variable Insurance Trust - Long- Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	2.58%	0.00%	2.58%	-6.01%	-4.92%	-0.73%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	1.07%	0.00%	1.07%	2.13%	1.93%	2.16%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.62%	0.00%	0.62%	6.05%	2.76%	2.40%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.79%	0.00%	0.79%	2.53%	-0.03%	1.54%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	6.31%	1.60%	3.30%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	11.56%	-0.58%	1.93%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.24%	4.21%	7.13%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-13.71%	-13.65%	-12.57%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	-0.15%	6.27%	4.65%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.49%	12.27%	10.89%
Equity	ProFunds - ProFund VP Communication Services Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	32.64%	10.97%	7.08%
Equity	ProFunds - ProFund VP Consumer Discretionary Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.44%	9.74%	9.93%
Equity	ProFunds - ProFund VP Consumer Staples Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.36%	6.25%	6.12%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	7.85%	1.61%	3.37%
Equity	ProFunds - ProFund VP Energy Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.77%	9.94%	2.51%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	4.35%	5.03%	4.05%
Fixed Income	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-5.12%	-2.94%	-3.17%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	28.45%	9.67%	9.53%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.82%	5.85%	7.27%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	15.47%	9.02%	9.31%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.88%	2.14%	2.66%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.34%	10.64%	13.50%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	22.22%	12.27%	9.06%
Equity	ProFunds - ProFund VP Large-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	33.78%	15.07%	13.29%
Equity	ProFunds - ProFund VP Large-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.42%	8.71%	8.18%
Equity	ProFunds - ProFund VP Materials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-1.54%	8.03%	5.99%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.89%	8.19%	8.06%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.85%	8.45%	7.37%
Allocation	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	11.14%	7.82%	7.22%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	23.43%	17.66%	16.13%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.41%	2.79%	3.14%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	6.58%	1.69%	4.23%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.55%	1.39%	3.91%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	19.00%	7.05%	-0.06%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	70.73%	34.76%	25.95%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-4.65%	-7.60%	-8.67%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.50%	-5.57%	-6.43%
Miscellaneous	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.55%	-12.39%	-11.30%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-16.21%	-19.99%	-18.21%
Miscellaneous	ProFunds - ProFund VP Short Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-6.51%	-11.57%	-10.90%
Equity	ProFunds - ProFund VP Small-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.10%	1.78%	7.80%	6.41%	7.73%
Equity	ProFunds - ProFund VP Small-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.87%	6.35%	6.37%
Equity	ProFunds - ProFund VP Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.46%	5.37%	5.85%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.66%	0.00%	1.66%	19.80%	18.90%	18.02%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	-12.83%	-10.63%	-4.12%
Equity	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	42.02%	18.93%	17.99%
Equity	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.02%	8.40%	10.09%
Equity	ProFunds - ProFund VP UltraNASDAQ- 100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	41.41%	27.60%	27.56%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-33.81%	-40.95%	-36.79%
Allocation	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.70%	1.84%	6.01%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	21.28%	4.49%	6.50%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Franklin Advisers, Inc. Sub-Advisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.98%	0.00%	0.98%	7.86%	3.38%	4.25%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.07%	0.00%	1.07%	5.21%	6.81%	5.46%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.80%	0.00%	0.80%	19.14%	12.45%	10.88%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Sub-Advisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	0.00%	0.88%	23.02%	13.72%	13.50%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.00%	1.18%	13.67%	11.00%	7.28%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.14%	0.00%	1.14%	3.40%	7.18%	5.63%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	23.11%	5.15%	6.15%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	-2.47%	7.17%	6.42%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	-1.40%	2.11%	3.52%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	8.29%	6.11%	0.05%
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	20.63%	11.13%	15.58%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	16.13%	21.13%	19.69%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	0.07%	8.35%	0.21%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	-7.90%	0.19%	-9.34%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	-3.00%	3.80%	3.52%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	22.26%	9.03%	8.33%
Alternative	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.11%*	0.00%	2.11%	0.37%	3.73%	0.75%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.40%*	0.00%	1.40%	-12.45%	-10.37%	-4.04%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	0.14%	5.47%	6.51%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.67%*	0.00%	1.67%	6.68%	1.50%	3.71%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	23.40%	8.91%	10.93%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	-15.94%	-24.02%	-23.94%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	5.06%*	0.00%	5.06%	16.91%	7.26%	1.10%
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	-6.36%	-11.74%	-10.57%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-15.79%	-18.59%	-17.35%
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	-5.64%	-11.13%	-10.29%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	-13.11%	-13.36%	-12.21%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.63%*	0.00%	1.63%	1.01%	-1.35%	6.25%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	16.50%	4.77%	6.43%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	15.26%	9.51%	7.12%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-3.66%	2.43%	1.68%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.87%*	0.00%	1.87%	41.90%	27.93%	28.15%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.70%*	0.00%	1.70%	23.91%	17.87%	16.48%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	32.76%	16.37%	15.44%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	8.12%	4.01%	6.67%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	5.03%	1.22%	3.44%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	16.60%	9.90%	7.99%
Equity	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.81%*	0.00%	1.81%	10.95%	4.79%	6.95%
Miscellaneous	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.87%*	0.00%	1.87%	9.56%	2.34%	6.32%
Equity	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	42.25%	18.36%	18.43%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	26.67%	9.44%	9.23%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	10.84%	6.32%	5.99%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	16.15%	8.58%	6.25%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	4.42%	12.27%	8.56%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	8.19%	4.21%	5.62%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.64%*	0.00%	1.64%	3.74%	9.22%	5.40%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.03%*	0.00%	2.03%	21.01%	6.23%	4.68%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	23.97%	16.19%	15.82%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%*	0.00%	1.77%	15.73%	1.71%	3.07%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	1.56%	7.13%	5.26%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	19.86%	4.09%	6.09%
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.00%*	0.00%	2.00%	-13.21%	-7.24%	-6.27%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	35.17%	14.18%	14.48%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.98%	0.00%	0.98%	11.38%	8.21%	8.00%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.10%	0.00%	1.10%	1.42%	5.81%	8.20%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Sub-Advisor: T. Rowe Price Investment Management, Inc.	1.08%	0.00%	1.08%	9.04%	7.35%	9.85%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	4.70%	1.72%	1.56%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	-2.27%	10.31%	5.45%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.11%*	0.00%	1.11%	2.77%	2.18%	2.03%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	14.41%	5.46%	6.69%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.06%	0.00%	1.06%	-2.83%	7.54%	0.82%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.25%	0.45%	14.80%	8.18%	8.37%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.25%	0.59%	13.41%	11.86%	12.37%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.25%	0.38%	7.49%	4.04%	4.90%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.28%	0.25%	0.53%	14.89%	12.24%	9.76%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.25%	0.54%	15.12%	9.85%	9.89%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.25%	0.39%	24.84%	14.36%	12.95%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.25%	0.38%	2.03%	-0.23%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.34%	0.25%	0.59%	33.14%	15.96%	14.67%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.25%	0.49%	6.30%	3.37%	4.53%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.31%	0.25%	0.56%	9.01%	6.27%	8.40%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.25%	0.42%	15.08%	9.70%	9.41%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.25%	0.38%	10.32%	6.06%	6.52%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.25%	0.51%	4.74%	2.84%	4.99%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.25%	0.39%	4.89%	1.97%	2.24%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.00%	0.29%	11.38%	6.96%	8.66%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.25%	0.39%	1.24%	-0.39%	1.25%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.25%	0.36%	5.06%	4.23%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.25%	0.38%	23.71%	13.67%	12.37%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	0.83%	0.00%	0.83%	3.02%	0.43%	1.73%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	1.00%	0.00%	1.00%	22.31%	14.86%	13.05%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	1.01%	0.00%	1.01%	10.64%	9.02%	6.91%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II (formerly, Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II) Investment Advisor: Victory Capital Management, Inc.	1.07%*	0.00%	1.07%	3.88%	1.40%	2.45%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	10.92%	5.58%	6.12%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Newfleet Asset Management, an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.	0.94%*	0.00%	0.94%	5.91%	2.32%	3.34%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Sustainable Growth Advisers, LP, an affiliate of VIA.	1.14%*	0.00%	1.14%	-5.59%	3.96%	2.05%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Early Cut-Off Times
The following Investment Portfolios currently impose the following transfer cut-off times before the end of the Business Day:
2:30 P.M.
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•
Vanguard Variable Insurance Fund - International Portfolio

•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
2:55 P.M.
•
ProFunds - ProFund Access VP High Yield Fund
3:30 P.M.
•
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
3:45 P.M.
•
Rydex Variable Trust - High Yield Strategy Fund
3:50 P.M.
•
Rydex Variable Trust - Banking Fund
•
Rydex Variable Trust - Basic Materials Fund
•
Rydex Variable Trust - Biotechnology Fund
•
Rydex Variable Trust - Commodities Strategy Fund
•
Rydex Variable Trust - Consumer Products Fund
•
Rydex Variable Trust - Electronics Fund
•
Rydex Variable Trust - Energy Fund
•
Rydex Variable Trust - Energy Services Fund
•
Rydex Variable Trust - Financial Services Fund
•
Rydex Variable Trust - Health Care Fund
•
Rydex Variable Trust - Internet Fund
•
Rydex Variable Trust - Leisure Fund
•
Rydex Variable Trust - Precious Metals Fund
•
Rydex Variable Trust - Real Estate Fund
•
Rydex Variable Trust - Retailing Fund
•
Rydex Variable Trust - S&P 500 Pure Growth Fund
•
Rydex Variable Trust - S&P 500 Pure Value Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•
Rydex Variable Trust - Technology Fund
•
Rydex Variable Trust - Telecommunications Fund
•
Rydex Variable Trust - Transportation Fund
•
Rydex Variable Trust - Utilities Fund

•
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
3:55 P.M.
•
ProFunds - ProFund VP Asia 30
•
ProFunds - ProFund VP Banks
•
ProFunds - ProFund VP Bear
•
ProFunds - ProFund VP Biotechnology
•
ProFunds - ProFund VP Bull
•
ProFunds - ProFund VP Communication Services
•
ProFunds - ProFund VP Consumer Discretionary
•
ProFunds - ProFund VP Consumer Staples
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ProFunds - ProFund VP Emerging Markets
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ProFunds - ProFund VP Energy
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ProFunds - ProFund VP Europe 30
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ProFunds - ProFund VP Falling U.S. Dollar
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ProFunds - ProFund VP Financials
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ProFunds - ProFund VP Government Money Market
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ProFunds - ProFund VP Health Care
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ProFunds - ProFund VP Industrials
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ProFunds - ProFund VP International
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ProFunds - ProFund VP Internet
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ProFunds - ProFund VP Japan
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ProFunds - ProFund VP Large-Cap Growth
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ProFunds - ProFund VP Large-Cap Value
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ProFunds - ProFund VP Materials
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ProFunds - ProFund VP Mid-Cap
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ProFunds - ProFund VP Mid-Cap Growth
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ProFunds - ProFund VP Mid-Cap Value
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ProFunds - ProFund VP NASDAQ-100
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ProFunds - ProFund VP Pharmaceuticals
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ProFunds - ProFund VP Precious Metals
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ProFunds - ProFund VP Real Estate
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ProFunds - ProFund VP Rising Rates Opportunity
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ProFunds - ProFund VP Semiconductor
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ProFunds - ProFund VP Short Emerging Markets
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ProFunds - ProFund VP Short International
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ProFunds - ProFund VP Short Mid-Cap
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ProFunds - ProFund VP Short NASDAQ-100
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ProFunds - ProFund VP Short Small-Cap
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ProFunds - ProFund VP Small-Cap
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ProFunds - ProFund VP Small-Cap Growth

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ProFunds - ProFund VP Small-Cap Value
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ProFunds - ProFund VP Technology
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ProFunds - ProFund VP U.S. Government Plus
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ProFunds - ProFund VP UltraBull
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ProFunds - ProFund VP UltraMid-Cap
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ProFunds - ProFund VP UltraNASDAQ-100
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ProFunds - ProFund VP UltraShort NASDAQ-100
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ProFunds - ProFund VP UltraSmall-Cap
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ProFunds - ProFund VP Utilities
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Rydex Variable Trust - Dow 2x Strategy Fund
•
Rydex Variable Trust - Europe 1.25x Strategy Fund
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Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•
Rydex Variable Trust - Japan 2x Strategy Fund
•
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
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Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•
Rydex Variable Trust - NASDAQ-100® Fund
•
Rydex Variable Trust - Nova Fund
•
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•
Rydex Variable Trust - Russell 2000® 2x Strategy Fund
•
Rydex Variable Trust - S&P 500 2x Strategy Fund
•
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund

Outside back cover page
This summary prospectus incorporates by reference the statutory prospectus and Statement of Additional Information, both dated May 1, 2025, as amended or supplemented. The statutory prospectus and Statement of Additional Information may be obtained, free of charge, at https://nationwide.onlineprospectus.net/NW/C000148690NW/index.php.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000148690